Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segments [Domain Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 0	€ (46)	€ (5)	€ (45)
Corporate Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	0	0
Investment Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	(1)	0	0
Private Bank [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	1	(45)	(5)	(45)
Asset Management [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	0	0
Corporate & Other [Member]
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 0	€ 0	€ 0	€ 0